                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                               August, 2009
Payment Date                                                                                                       9/15/2009
Transaction Month                                                                                                          6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $16,284,224.10

PRINCIPAL:
 Principal Collections                                                                                        $56,158,399.97
 Prepayments in Full                                                                                          $23,058,607.94
 Liquidation Proceeds                                                                                          $3,110,360.38
 Recoveries                                                                                                       $92,943.11
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $82,420,311.40
                                                                                                              --------------
COLLECTIONS                                                                                                   $98,704,535.50

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $1,095,949.96
 Purchase Amounts Related to Interest                                                                              $8,032.83
                                                                                                                   ---------
    SUB TOTAL                                                                                                  $1,103,982.79

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                       $99,808,518.29

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                               August, 2009
Payment Date                                                                                                       9/15/2009
Transaction Month                                                                                                          6

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                               CARRYOVER           REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00            $0.00       $0.00       $0.00      $99,808,518.29
Servicing Fee                                     $2,410,750.98    $2,410,750.98       $0.00       $0.00      $97,397,767.31
Net Hedge Payment - Class A-2b                      $291,972.60      $291,972.60       $0.00       $0.00      $97,105,794.71
Net Hedge Payment - Class A-3b                      $826,292.89      $826,292.89       $0.00       $0.00      $96,279,501.82
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00      $96,279,501.82
Class A2-b
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00      $96,279,501.82
Class A3-b
Interest - Class A-1 Notes                          $223,942.63      $223,942.63       $0.00       $0.00      $96,055,559.19
Interest - Class A-2a Notes                         $270,000.00      $270,000.00       $0.00       $0.00      $95,785,559.19
Interest - Class A-2b Notes                         $930,084.36      $930,084.36       $0.00       $0.00      $94,855,474.83
Interest - Class A-3a Notes                         $561,000.00      $561,000.00       $0.00       $0.00      $94,294,474.83
Interest - Class A-3b Notes                       $2,032,623.78    $2,032,623.78       $0.00       $0.00      $92,261,851.05
Interest - Class A-4 Notes                        $2,484,147.50    $2,484,147.50       $0.00       $0.00      $89,777,703.55
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $89,777,703.55
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $89,777,703.55
Regular Principal Payment                       $149,400,909.76   $89,777,703.55       $0.00       $0.00               $0.00
Subordinated Hedge Termination Payments-                  $0.00            $0.00       $0.00       $0.00               $0.00
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00            $0.00       $0.00       $0.00               $0.00
Class A3-b
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $99,808,518.29

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $89,777,703.55
                                                                                                              --------------
                                                                      TOTAL                                   $89,777,703.55

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $89,777,703.55         $115.84     $223,942.63            $0.29   $90,001,646.18             $116.13
Class A-2a Notes                 $0.00           $0.00     $270,000.00            $2.70      $270,000.00               $2.70
Class A-2b Notes                 $0.00           $0.00     $930,084.36            $1.83      $930,084.36               $1.83
Class A-3a Notes                 $0.00           $0.00     $561,000.00            $3.30      $561,000.00               $3.30
Class A-3b Notes                 $0.00           $0.00   $2,032,623.78            $2.23    $2,032,623.78               $2.23
Class A-4 Notes                  $0.00           $0.00   $2,484,147.50            $5.06    $2,484,147.50               $5.06
                                 -----                   -------------                     -------------
TOTAL                   $89,777,703.55                   $6,501,798.27                    $96,279,501.82

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       August, 2009
Payment Date                                                                                                               9/15/2009
Transaction Month                                                                                                                  6

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                     $149,400,909.76             0.1927754      $59,623,206.21              0.0769332
Class A-2a Notes                                    $100,000,000.00             1.0000000     $100,000,000.00              1.0000000
Class A-2b Notes                                    $508,000,000.00             1.0000000     $508,000,000.00              1.0000000
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00              1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00              1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                             $2,328,500,909.76             0.7882268   $2,238,723,206.21              0.7578360

POOL INFORMATION
 Weighted Average APR                                                              6.890%                                     6.888%
 Weighted Average Remaining Term                                                    52.32                                      51.52
 Number of Receivables Outstanding                                                157,292                                    154,442
 Pool Balance                                                           $2,892,901,179.16                          $2,807,676,814.00
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,578,173,897.39                          $2,504,149,704.56
 Pool Factor                                                                    0.8305099                                  0.8060432

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $40,057,756.52
Targeted Credit Enhancement Amount                                                                                    $46,326,667.43
Yield Supplement Overcollateralization Amount                                                                        $303,527,109.44
Targeted Overcollateralization Amount                                                                                $527,463,478.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $568,953,607.79
Fixed Overcollateralization                                                                                          $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $40,057,756.52
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $40,057,756.52
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            August, 2009
Payment Date                                                                                                    9/15/2009
Transaction Month                                                                                                       6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     465       $1,801,046.91
(Recoveries)                                                                                       24          $92,943.11
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                    $1,708,103.80
Cumulative Net Losses Last Collection                                                                       $4,116,080.60
                                                                                                            -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                            $5,824,184.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.71%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.46%               2,063      $41,056,388.84
61-90 Days Delinquent                                                       0.21%                 271       $5,833,207.67
91-120 Days Delinquent                                                      0.05%                  62       $1,490,468.56
Over 120 Days Delinquent                                                    0.03%                  32         $783,946.55
                                                                            -----               -----         -----------
TOTAL DELINQUENT RECEIVABLES                                                1.75%               2,428      $49,164,011.62

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       239       $5,299,196.15
Total Repossesed Inventory                                                                        305       $7,300,009.73

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.4606%
Preceding Collection Period                                                                                       0.7649%
Current Collection Period                                                                                         0.7191%
Three Month Average                                                                                               0.6482%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1345%
Preceding Collection Period                                                                                       0.1551%
Current Collection Period                                                                                         0.2363%
Three Month Average                                                                                               0.1753%